Risk/Return Detail Data - FidelityNASDAQCompositeIndexFund-PRO	Jan. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Concord Street Trust
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Nasdaq Composite Index® Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Nasdaq Composite Index® Fund seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index ® .
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees , such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2 % of the average value of its portfolio.
Portfolio Turnover, Rate	2.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Using statistical sampling techniques that take into account such factors as capitalization, industry exposures, dividend yield, price -to-earnings (P/E) ratio, price -to-book (P/B) ratio, and earnings growth to create a portfolio of securities listed in the index that have a similar investment profile to the entire index. Normally investing at least 80% of assets in securities included in the Nasdaq Composite Index®. The Nasdaq Composite Index ® is a widely recognized, market capitalization-weighted index that is designed to represent the performance of Nasdaq ® securities and includes approximately 3,000 stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund. The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	30.96%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(22.24%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund | Fidelity Nasdaq Composite Index Fund
Risk/Return:
Management fee	0.29%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.30%	[3]
Fee waiver and/or expense reimbursement	none	[4],[5]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.29%
1 year	$ 30
3 years	95
5 years	167
10 years	$ 380
2015	6.82%
2016	8.79%
2017	29.25%
2018	(3.18%)
2019	36.64%
2020	44.58%
2021	22.22%
2022	(32.39%)
2023	45.13%
2024	29.48%
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund | Return Before Taxes | Fidelity Nasdaq Composite Index Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	29.48%
Past 5 years	17.55%
Past 10 years	16.13%
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund | After Taxes on Distributions | Fidelity Nasdaq Composite Index Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	29.17%
Past 5 years	17.35%
Past 10 years	15.75%
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund | After Taxes on Distributions and Sales | Fidelity Nasdaq Composite Index Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	17.46%
Past 5 years	14.20%
Past 10 years	13.57%
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund | NS004
Risk/Return:
Label	Nasdaq Composite Index®
Past 1 year	29.57%
Past 5 years	17.49%
Past 10 years	16.20%
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%

[1]	B Adjusted to reflect current fees.
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
[3]
C Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

[4]
D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.29% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through March 31, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[5]	E Fee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.